Commitments	12 Months Ended
Feb. 28, 2023
Commitments [Abstract]
COMMITMENTS

37. COMMITMENTS

Other than the lease commitments disclosed in Note 17, as at February 28, 2023, the Group has commitments for capital expenditure of ZAR 45.0 million (2022: ZAR 13.8 million), relating to the redevelopment of its head office suite for South Africa. The total estimated redevelopment cost is ZAR 294 million.